Commitments and Contingencies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2024	Aug. 20, 2024	Aug. 12, 2024	Jan. 07, 2024
Subsidiary, Sale of Stock [Line Items]
Share price (in Dollars per share)				$ 10	$ 10	$ 10
Non Redeemable Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares			299,340
Conversion of shares, value (in Dollars)			$ 446,735
Share price (in Dollars per share)			$ 1.49
Non Redeemable Shares [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares			299,340
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Percentage of cash underwritng commission			2.00%
Proceeds from Initial Public Offering (in Dollars)			$ 2,300,000
Percentage of underwriting deferred Commission			3.50%
Gross proceeds from Initial Public Offering (in Dollars)			$ 4,025,000